Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
United States
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 6,132	$ 5,738
United States | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,982	5,577
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	578	1,638
United States | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	147	195
United States | Level 1, 2 and 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		(130)
United States | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	712	1,982
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,285	688
United States | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,866	814
United States | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	228	362
United States | Level 1, 2 and 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	50
United States | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	31	7
United States | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	47	3
United States | Level 1, 2 and 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	37	15
United States | Level 1, 2 and 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1	3
United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	954	2,201
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	578	1,638
United States | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	147	195
United States | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		0
United States | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	228	362
United States | Level 1 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	3
United States | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1	3
United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,028	3,376
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		(130)
United States | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	712	1,982
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,285	688
United States | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,866	814
United States | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	50
United States | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	31	7
United States | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	47	0
United States | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	37	15
United States | Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value		0
United States | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
United States | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	135	134
United States | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	15	27
Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,786	1,529
Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,628	1,370
Foreign | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	156	130
Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	146	129
Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,305	1,091
Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	20
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	20
Foreign | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	20
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,607	1,350
Foreign | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	156	130
Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	146	129
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,305	1,091
Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 158	$ 159